PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property. equipment and software	$ 3,216	$ 829
Accumulated depreciation and amortization	717	278
Property, equipment and software, net	2,499	551
Depreciation and amortization expense	579	185	$ 72
Computer and transmission equipment [Member]
Property, Plant and Equipment [Line Items]
Property. equipment and software	2,703	635
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property. equipment and software	40	37
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property. equipment and software	154	$ 157
Software [Member]
Property, Plant and Equipment [Line Items]
Property. equipment and software	$ 319